Offsets	Sep. 16, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Amerant Bancorp, Inc.
Form or Filing Type	S-3
File Number	333-272886
Initial Filing Date	Jun. 23, 2023
Fee Offset Claimed	$ 6,869.23
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt Securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 49,741,000.00
Termination / Withdrawal Statement	The Registrant previously filed a Registration Statement on Form S-3 (File No. 333-272886) on June 23, 2023, as amended (the "Prior Registration Statement"). In connection with the Prior Registration Statement, securities were registered for a maximum aggregate offering price of $300,000,000. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold securities under the Prior Registration Statement was deemed terminated upon the filing of the Registrant's Registration Statement on Form S-3ASR (File No. 333-296741) (the "Current Registration Statement"), initially filed on June 12, 2026. The Prior Registration Statement carried forward $135,000,010 of unsold securities and associated filing fees previously paid. The fee offset of $6,869.23 claimed herein was originally paid in connection with registration fees under the Registrant's earlier Registration Statement on Form S-3 (File No. 333-238958), filed on June 5, 2020, pursuant to which $12,980.00 in filing fees were paid. In accordance with Rule 457(p) under the Securities Act, $6,869.23 of such previously paid and unused filing fees is being used to offset the registration fee payable in connection with the offering of $49,741,000.00 in aggregate maximum offering price of the 7.00% Senior Notes due 2031 registered pursuant to the Current Registration Statement. Accordingly, no additional registration fee is due at this time.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Amerant Bancorp, Inc.
Form or Filing Type	S-3
File Number	333-238958
Filing Date	Jun. 05, 2020
Fee Paid with Fee Offset Source	$ 12,980.00